Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Awards
We have a practice of granting annual equity awards to eligible employees, including our NEOs, in the first quarter of each year. Timing of interim equity grants, such as grants made to new hires or promotional grants, may vary but are typically granted shortly after the hire date or as part of the next annual grant, in the case of promotional grants. During 2025, we did not consider material nonpublic information when determining the timing or terms of equity awards for the NEOs, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We have a practice of granting annual equity awards to eligible employees, including our NEOs, in the first quarter of each year. Timing of interim equity grants, such as grants made to new hires or promotional grants, may vary but are typically granted shortly after the hire date or as part of the next annual grant, in the case of promotional grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Timing of interim equity grants, such as grants made to new hires or promotional grants, may vary but are typically granted shortly after the hire date or as part of the next annual grant, in the case of promotional grants
MNPI Disclosure Timed for Compensation Value	false